Schedule of Investments (unaudited)
January 31, 2026
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Angola — 0.5%
Azule Energy Finance PLC, 8.63%, 01/22/33(a)	$200	$199,948
Argentina — 0.4%
YPF SA, 9.00%, 06/30/29(b)(c)(d)	150	155,625
Brazil — 2.1%
Banco do Brasil SA, 6.25%, 04/18/30(b)	200	207,312
Petrobras Global Finance BV, 6.85%, 06/05/2115	100	94,674
Raizen Fuels Finance SA, 6.70%, 02/25/37(b)	200	162,578
Samarco Mineracao SA, 9.50%, 06/30/31, (4 % Cash and 5.50 % PIK)(b)(e)	120	120,953
Suzano Austria GmbH, 5.00%, 01/15/30	200	200,566
Vale Overseas Ltd., 6.40%, 06/28/54	100	102,750
		888,833
Chile — 2.0%
Colbun SA, 3.15%, 03/06/30(b)	200	188,937
Corp. Nacional del Cobre de Chile
3.15%, 01/14/30(b)	200	190,136
4.50%, 08/01/47(b)	200	162,375
Enel Chile SA, 4.88%, 06/12/28	100	101,401
Inversiones CMPC SA, 6.13%, 02/26/34(b)	200	204,475
		847,324
China — 4.6%
Alibaba Group Holding Ltd., 4.50%, 11/28/34	200	197,120
Amipeace Ltd., 2.25%, 10/22/30(b)	200	184,858
BOC Aviation Ltd., 3.50%, 09/18/27(b)	200	198,422
China Cinda 2020 I Management Ltd., 3.13%, 03/18/30(b)	200	189,912
China Construction Bank Corp/Hong Kong, 4.21%, 07/16/27, (1-day SOFR Index + 0.55%)(b)(d)	200	200,172
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	200	192,602
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.37%)(b)(d)(f)	200	198,702
Prosus NV, 4.19%, 01/19/32(b)	300	287,527
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30(b)	200	190,410
Tencent Holdings Ltd., 3.84%, 04/22/51(b)	200	158,660
		1,998,385
Colombia — 0.9%
Ecopetrol SA
4.63%, 11/02/31	100	89,450
5.88%, 05/28/45	100	75,385
6.88%, 04/29/30	100	101,156
8.88%, 01/13/33	100	107,225
		373,216
Guatemala — 0.9%
CT Trust, 5.13%, 02/03/32(b)	200	190,848
Millicom International Cellular SA, 4.50%, 04/27/31(b)	200	186,250
		377,098
Hong Kong — 1.5%
AIA Group Ltd., 3.20%, 09/16/40(b)	200	157,120
Melco Resorts Finance Ltd., 7.63%, 04/17/32(b)	200	209,375
MTR Corp. Ltd., 4.88%, 04/01/35(b)	200	207,962
Prudential Funding Asia PLC, 3.13%, 04/14/30	50	47,848
Seaspan Corp., 5.50%, 08/01/29(b)	50	47,407
		669,712
Hungary — 0.5%
OTP Bank Nyrt, 7.30%, 07/30/35, (5-year CMT + 2.86%)(b)(d)	200	209,810
Security	Par (000)	Value
India — 2.4%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29(b)	$200	$194,626
Power Finance Corp. Ltd., 3.95%, 04/23/30(b)	200	194,566
Reliance Industries Ltd., 2.88%, 01/12/32(b)	250	227,612
State Bank of India/London, 4.88%, 05/05/28(b)	200	202,374
Vedanta Resources Finance II PLC, 11.25%, 12/03/31(b)	200	221,500
		1,040,678
Indonesia — 1.2%
Freeport Indonesia PT, 5.32%, 04/14/32(b)	200	203,250
Minejesa Capital BV, 4.63%, 08/10/30(b)	144	143,193
Pertamina Persero PT, 5.63%, 05/20/43(b)	200	190,915
		537,358
Israel — 1.4%
Energian Israel Finance Ltd., 5.88%, 03/30/31(a)	50	48,625
Israel Electric Corp. Ltd., 3.75%, 02/22/32(a)	200	187,250
Leviathan Bond Ltd., 6.50%, 06/30/27(a)(b)	100	100,906
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46	100	76,373
5.13%, 05/09/29	200	202,000
		615,154
Kazakhstan — 0.4%
KazMunayGas National Co. JSC, 3.50%, 04/14/33(b)	200	180,400
Kuwait — 0.9%
MEGlobal BV, 2.63%, 04/28/28(b)	200	191,938
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.16%)(b)(d)	200	206,000
		397,938
Luxembourg — 0.3%
Altice Financing SA, 5.00%, 01/15/28(b)	200	144,000
Macau — 0.9%
Sands China Ltd., 5.40%, 08/08/28	200	203,798
Wynn Macau Ltd., 5.63%, 08/26/28(b)	200	199,638
		403,436
Malaysia — 1.1%
Petronas Capital Ltd.
2.48%, 01/28/32(b)	200	180,022
3.40%, 04/28/61(b)	200	134,687
4.55%, 04/21/50(b)	200	175,274
		489,983
Mexico — 3.0%
America Movil SAB de CV, 4.70%, 07/21/32	200	199,400
BBVA Bancomer SA/Texas, 5.13%, 01/18/33, (5-year CMT + 2.65%)(b)(d)	200	197,250
Cemex SAB de CV, 3.88%, 07/11/31(b)	200	190,700
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32	150	126,312
Grupo Televisa SAB, 6.63%, 01/15/40	50	44,775
Petroleos Mexicanos
6.70%, 02/16/32	100	99,819
6.75%, 09/21/47	200	164,528
7.69%, 01/23/50	100	90,000
8.75%, 06/02/29	100	107,400
Southern Copper Corp., 6.75%, 04/16/40	50	56,937
		1,277,121
Morocco — 0.5%
OCP SA, 6.88%, 04/25/44(b)	200	205,956
Peru — 0.8%
Consorcio Transmantaro SA, 4.70%, 04/16/34(b)	200	197,992

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
Petroleos del Peru SA, 4.75%, 06/19/32(b)	$200	$151,025
		349,017
Philippines — 0.5%
San Miguel Global Power Holdings Corp., 8.75%, (5-year CMT + 7.73%)(b)(d)(f)	200	205,750
Qatar — 1.4%
Ooredoo International Finance Ltd., 4.50%, 01/31/43(b)	200	181,970
QIB Sukuk Ltd., 4.80%, 06/12/30(b)	200	203,090
QNB Finance Ltd., 4.88%, 04/02/29, (1-day SOFR + 1.20%)(d)	200	202,188
		587,248
Saudi Arabia — 2.2%
Gaci First Investment Co.
5.00%, 01/29/29(b)	200	202,750
5.25%, 10/13/32(b)	200	204,250
SA Global Sukuk Ltd., 2.69%, 06/17/31(b)	200	180,984
Saudi Arabian Oil Co., 4.38%, 04/16/49(b)	200	162,929
Saudi Electricity Sukuk Programme Co., 5.19%, 02/13/34(b)	200	203,068
		953,981
Singapore — 1.3%
DBS Group Holdings Ltd., 1.19%, 03/15/27(b)	200	194,496
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29(b)	200	189,636
United Overseas Bank Ltd., 2.00%, 10/14/31, (5-year CMT + 1.23%)(b)(d)	200	196,780
		580,912
South Africa — 0.9%
Anglo American Capital PLC, 2.88%, 03/17/31(b)	200	184,336
Sasol Financing USA LLC, 6.50%, 09/27/28	200	198,812
		383,148
South Korea — 1.9%
LG Energy Solution Ltd., 5.50%, 07/02/34(b)	200	205,258
Shinhan Bank Co. Ltd., 5.75%, 04/15/34(b)	200	208,560
SK Hynix, Inc., 6.38%, 01/17/28(b)	200	208,594
Woori Bank, 4.88%, 01/26/28(b)	200	203,476
		825,888
Taiwan — 1.3%
Nanshan Life Pte Ltd., 5.88%, 03/17/41, (5-year CMT + 1.85%)(b)(d)	200	200,206
TSMC Arizona Corp., 3.13%, 10/25/41	200	162,196
TSMC Global Ltd., 2.25%, 04/23/31(b)	200	181,255
		543,657
Thailand — 0.9%
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34, (5-year CMT + 1.90%)(b)(d)	200	190,820
Kasikornbank PCL, 3.34%, 10/02/31, (5-year CMT + 1.70%)(b)(d)	200	197,489
		388,309
Turkey — 1.0%
Turkiye Vakiflar Bankasi TAO, 8.99%, 10/05/34, (5-year CMT + 4.67%)(b)(d)	200	211,813
Yapi ve Kredi Bankasi A/S, 9.25%, 01/17/34, (5-year CMT + 5.28%)(b)(d)	200	212,175
		423,988
United Arab Emirates — 2.7%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(b)	100	112,914
DIB Sukuk Ltd., 4.80%, 08/16/28(b)	200	202,312
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(b)	100	111,713
Security	Par (000)	Value
United Arab Emirates (continued)
Emirates NBD Bank PJSC, 5.88%, 10/11/28(b)	$200	$208,937
First Abu Dhabi Bank PJSC, 4.50%, (6-year CMT + 4.14%)(b)(d)(f)	200	199,438
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(b)	140	126,358
MDGH GMTN RSC Ltd., 5.50%, 04/28/33(b)	200	209,350
		1,171,022
United Kingdom — 2.1%
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(b)	300	285,747
Standard Chartered PLC
4.64%, 04/01/31, (1-year CMT + 3.85%)(b)(d)	200	201,274
6.30%, 01/09/29, (1-year CMT + 2.45%)(b)(d)	200	207,556
7.63%, (5-year CMT + 3.02%)(b)(d)(f)	200	214,070
		908,647
United States — 0.8%
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)	50	51,325
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
3.00%, 05/15/32	100	90,274
5.75%, 04/01/33	87	90,652
Las Vegas Sands Corp., 3.90%, 08/08/29	100	97,273
		329,524
Zambia — 0.5%
First Quantum Minerals Ltd., 9.38%, 03/01/29(b)	200	209,750
Total Corporate Bonds & Notes — 43.8% (Cost: $18,200,857)		18,872,816
Foreign Government Obligations(g)
Angola — 0.7%
Angolan Government International Bonds, 8.75%, 04/14/32(b)	300	292,527
Argentina — 2.2%
Argentina Republic Government International Bonds
1.00%, 07/09/29	35	30,887
1.75%, 07/09/30(c)(h)	238	201,485
2.50%, 07/09/41(c)(d)	220	159,500
4.38%, 07/09/46(c)	46	34,221
4.75%, 07/09/35(c)	420	325,920
5.00%, 01/09/38(c)	225	181,125
		933,138
Bahrain — 1.8%
Bahrain Government International Bonds
5.63%, 09/30/31(b)	200	194,562
5.63%, 05/18/34(b)	200	186,688
7.38%, 05/14/30(b)	200	210,050
CBB International Sukuk Programme Co. WLL, 6.25%, 10/18/30(b)	200	202,248
		793,548
Brazil — 1.3%
Brazil Government International Bonds
3.88%, 06/12/30	200	191,400
5.63%, 01/07/41	100	92,920
5.63%, 02/21/47	200	170,400
8.25%, 01/20/34	100	116,100
		570,820
Chile — 1.2%
Chile Government International Bonds
2.45%, 01/31/31	200	183,200

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chile (continued)
4.00%, 01/31/52	$200	$158,400
4.34%, 03/07/42	200	178,000
		519,600
China — 0.4%
China Government International Bonds, 1.75%, 10/26/31(b)	200	182,184
Colombia — 1.5%
Colombia Government International Bonds
4.13%, 05/15/51	200	125,000
4.50%, 03/15/29	200	194,400
5.00%, 06/15/45	200	147,650
6.13%, 01/18/41	200	177,200
		644,250
Costa Rica — 0.5%
Costa Rica Government International Bonds, 7.30%, 11/13/54(b)	200	222,850
Dominican Republic — 2.3%
Dominican Republic International Bonds
4.50%, 01/30/30(b)	150	146,550
4.88%, 09/23/32(b)	150	143,700
5.50%, 02/22/29(b)	200	203,000
6.40%, 06/05/49(b)	150	148,575
6.50%, 02/15/48(b)	150	149,981
6.85%, 01/27/45(b)	100	103,900
7.45%, 04/30/44(b)	100	110,200
		1,005,906
Ecuador — 1.2%
Ecuador Government International Bonds
2.50%, 07/31/35(b)(c)(d)	242	221,266
5.50%, 07/31/40(b)(c)(d)	120	99,120
8.75%, 01/29/34(a)	200	202,096
		522,482
Egypt — 1.9%
Egypt Government International Bonds
7.30%, 09/30/33(b)	200	201,000
7.60%, 03/01/29(b)	200	209,500
7.63%, 05/29/32(b)	200	207,000
8.88%, 05/29/50(b)	200	197,324
		814,824
El Salvador — 0.4%
El Salvador Government International Bonds, 9.25%, 04/17/30(b)	150	162,750
Ghana — 0.7%
Ghana Government International Bonds
6.00%, 07/03/29(b)(c)(d)	129	126,373
6.00%, 07/03/35(b)(c)(d)	180	163,254
		289,627
Hungary — 1.8%
Hungary Government International Bonds
5.25%, 06/16/29(b)	300	305,400
5.50%, 06/16/34(b)	200	201,750
6.75%, 09/25/52(b)	200	212,100
7.63%, 03/29/41	40	46,463
		765,713
India — 0.4%
Export-Import Bank of India, 3.25%, 01/15/30(b)	200	191,800
Security	Par (000)	Value
Indonesia — 2.2%
Indonesia Government International Bonds
3.70%, 10/30/49	$200	$148,200
3.85%, 10/15/30	200	196,350
4.55%, 01/11/28	200	202,000
4.85%, 01/11/33	200	200,688
Perusahaan Penerbit SBSN Indonesia III, 5.20%, 07/02/34(b)	200	203,200
		950,438
Ivory Coast — 0.5%
Ivory Coast Government International Bonds, 8.25%, 01/30/37(b)	200	214,952
Jamaica — 0.6%
Jamaica Government International Bonds, 8.00%, 03/15/39	200	241,800
Jordan — 0.5%
Jordan Government International Bonds, 5.85%, 07/07/30(b)	200	200,548
Kazakhstan — 0.5%
Kazakhstan Government International Bonds, 6.50%, 07/21/45(b)	200	217,000
Kenya — 0.5%
Republic of Kenya Government International Bonds, 8.00%, 05/22/32(b)	200	208,600
Lebanon — 0.2%
Lebanon Government International Bonds
6.60%, 11/27/26(b)(i)(j)	200	57,811
6.65%, 02/26/30(b)(i)(j)	150	43,533
		101,344
Mexico — 1.8%
Mexico Government International Bonds
4.28%, 08/14/41	200	159,800
5.00%, 04/27/51	200	160,400
5.55%, 01/21/45	50	46,200
6.00%, 05/07/36	200	201,800
6.35%, 02/09/35	200	208,000
		776,200
Morocco — 0.5%
Morocco Government International Bonds, 6.50%, 09/08/33(b)	200	215,312
Nigeria — 1.4%
Nigeria Government International Bonds
7.70%, 02/23/38(b)	200	198,000
8.25%, 09/28/51(b)	200	195,802
8.75%, 01/21/31(b)	200	217,600
		611,402
Oman — 1.7%
Oman Government International Bonds
5.63%, 01/17/28(b)	300	306,375
6.00%, 08/01/29(b)	200	208,500
6.75%, 01/17/48(b)	200	215,400
		730,275
Pakistan — 0.5%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(b)	200	207,311

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Panama — 2.2%
Panama Government International Bonds
2.25%, 09/29/32	$300	$248,439
3.16%, 01/23/30	200	188,025
3.87%, 07/23/60	200	129,975
4.50%, 04/16/50	200	152,775
8.00%, 03/01/38	200	232,300
		951,514
Paraguay — 0.5%
Paraguay Government International Bonds, 4.95%, 04/28/31(b)	200	201,600
Peru — 1.8%
Peru Government International Bonds
2.78%, 01/23/31	200	185,000
3.00%, 01/15/34	100	86,700
3.30%, 03/11/41	50	38,508
3.55%, 03/10/51	50	34,775
3.60%, 01/15/72	100	63,100
5.38%, 02/08/35	150	152,700
5.63%, 11/18/50	200	193,900
		754,683
Philippines — 2.3%
Philippines Government International Bonds
1.65%, 06/10/31	200	174,225
3.00%, 02/01/28	200	196,312
3.20%, 07/06/46	200	141,576
3.75%, 01/14/29	200	198,122
3.95%, 01/20/40	200	173,575
6.38%, 10/23/34	100	110,913
		994,723
Poland — 2.5%
Bank Gospodarstwa Krajowego, 5.75%, 07/09/34(b)	200	210,050
Republic of Poland Government International Bonds
4.63%, 03/18/29	100	102,054
4.88%, 02/12/30	100	102,965
4.88%, 10/04/33	100	100,832
5.13%, 09/18/34	100	101,286
5.50%, 11/16/27	70	72,024
5.50%, 04/04/53	130	122,855
5.50%, 03/18/54	200	189,232
5.75%, 11/16/32	70	74,600
		1,075,898
Romania — 2.1%
Romanian Government International Bonds
3.00%, 02/14/31(b)	100	91,200
3.63%, 03/27/32(b)	100	91,719
4.00%, 02/14/51(b)	100	69,534
5.25%, 11/25/27(b)	150	152,100
5.75%, 03/24/35(b)	100	99,250
5.88%, 01/30/29(b)	100	103,230
6.13%, 01/22/44(b)	100	97,000
6.38%, 01/30/34(b)	100	104,031
7.63%, 01/17/53(b)	100	111,165
		919,229
Saudi Arabia — 2.6%
Saudi Government International Bonds
3.63%, 03/04/28(b)	200	198,000
3.75%, 01/21/55(b)	200	139,150
4.38%, 04/16/29(b)	200	200,900
5.00%, 04/17/49(b)	200	178,350
Security	Par (000)	Value
Saudi Arabia (continued)
5.38%, 01/13/31(b)	$200	$207,276
5.50%, 10/25/32(b)	200	210,312
		1,133,988
Senegal — 0.3%
Senegal Government International Bonds, 6.25%, 05/23/33(b)	200	114,961
Serbia — 0.5%
Serbia International Bonds, 6.00%, 06/12/34(b)	200	207,198
South Africa — 1.2%
Republic of South Africa Government International Bonds
5.00%, 10/12/46	200	151,972
5.75%, 09/30/49	200	164,381
5.88%, 04/20/32	200	204,848
		521,201
South Korea — 0.9%
Korea Gas Corp., 3.88%, 07/13/27(b)	200	199,802
Korea Hydro & Nuclear Power Co. Ltd., 4.45%, 07/30/30(b)(d)	200	200,910
		400,712
Sri Lanka — 0.6%
Sri Lanka Government International Bonds
3.10%, 01/15/30(b)(c)(d)	42	40,914
3.35%, 03/15/33(b)(c)(d)	81	74,571
3.85%, 02/15/38(b)(c)(d)	76	75,389
4.00%, 04/15/28(b)	39	37,788
9.25%, 06/15/35(b)(c)(d)	55	44,824
		273,486
Supranational — 0.4%
Africa Finance Corp., 3.75%, 10/30/29(b)	200	191,212
Turkey — 2.9%
Hazine Mustesarligi Varlik Kiralama AS, 8.51%, 01/14/29(b)(d)	200	218,750
Turkiye Government International Bonds
5.75%, 05/11/47	200	160,700
6.00%, 03/25/27	200	203,938
7.63%, 05/15/34	200	212,492
9.38%, 01/19/33	200	232,300
9.88%, 01/15/28	200	218,812
		1,246,992
Ukraine — 0.9%
Ukraine Government International Bonds
4.50%, 02/01/34(b)(c)(d)	107	67,227
5.50%, 02/01/32(a)(c)(d)	60	47,700
6.00%, 02/01/29(b)(c)(d)	22	16,787
6.00%, 02/01/35(b)(c)(d)	200	123,212
6.00%, 02/01/36(b)(c)(d)	86	51,833
7.75%, 02/01/34(b)(c)(d)	64	31,256
7.75%, 02/01/35(b)(c)(d)	54	30,558
7.75%, 02/01/36(b)(c)(d)	45	25,216
		393,789
United Arab Emirates — 1.6%
Abu Dhabi Government International Bonds
1.88%, 09/15/31(b)	200	176,900
4.13%, 10/11/47(b)	200	168,040
Finance Department Government of Sharjah, 4.00%, 07/28/50(b)	200	132,603

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
UAE International Government Bonds, 4.05%, 07/07/32(b)	$200	$199,150
		676,693
Uruguay — 1.2%
Oriental Republic of Uruguay, 5.25%, 09/10/60	85	78,583
Uruguay Government International Bonds
4.38%, 01/23/31	100	101,100
4.98%, 04/20/55	110	99,165
5.10%, 06/18/50	200	186,800
5.44%, 02/14/37	50	51,700
		517,348
Total Foreign Government Obligations — 53.7% (Cost: $21,394,301)		23,162,428
Total Long-Term Investments — 97.5% (Cost: $39,595,158)		42,035,244
	Shares
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(k)(l)(m)	867,070	867,070
Total Short-Term Securities — 2.0% (Cost: $867,070)		867,070
Total Investments — 99.5% (Cost: $40,462,228)		42,902,314
Other Assets Less Liabilities — 0.5%		195,677
Net Assets — 100.0%		$43,097,991

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	All or a portion of this security is on loan.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$443,895	$423,175 (a)	$—	$—	$—	$867,070	867,070	$2,446 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$18,872,816	$—	$18,872,816
Foreign Government Obligations	—	23,162,428	—	23,162,428
Short-Term Securities
Money Market Funds	867,070	—	—	867,070
	$867,070	$42,035,244	$—	$42,902,314

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate